Shareholders’ Deficit (Details) - Schedule of series A plan activities - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of series A plan activities [Abstract]
Series A Incentive Units Outstanding begining balance		9,000
Weighted Average Grant Date Fair Value begining balance
Series A Incentive Units Outstanding nonvested begining balance	4,500	7,000
Weighted Average Grant Date Fair Value nonvested begining balance
Series A Incentive Units Outstanding granted	1,500	1,000
Weighted Average Grant Date Fair Value granted
Series A Incentive Units Outstanding exercised
Weighted Average Grant Date Fair Value exercised
Series A Incentive Units Outstanding forfeited	(250)	(1,500)
Weighted Average Grant Date Fair Value forfeited
Series A Incentive Units Outstanding expired
Weighted Average Grant Date Fair Value expired
Series A Incentive Units Outstanding ending balance	9,750	8,500
Weighted Average Grant Date Fair Value ending balance
Weighted Average Grant Date Fair Value granted
Series A Incentive Units Outstanding vested		(2,000)
Weighted Average Grant Date Fair Value vested
Series A Incentive Units Outstanding forfeited		(1,500)
Weighted Average Grant Date Fair Value forfeited
Series A Incentive Units Outstanding Nonvested ending balance		4,500
Weighted Average Grant Date Fair Value Nonvested ending balance